Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Investments [Abstract]
Investments

3. Investments

Investments in certain securities may be classified into three categories:

•

Held-to-maturity -  Debt securities that the Company has the positive intent and ability to hold to maturity are reported at amortized cost.

•

Trading securities -  Debt and equity securities that are bought and held principally for the purpose of selling in the near term are reported at fair value with unrealized gains and losses included in earnings.

•

Available-for-sale -  Debt and equity securities not classified as either securities held-to-maturity or trading securities are reported at fair value with unrealized gains or losses excluded from earnings and reported as a separate component of stockholders' equity.

The Company reassesses the appropriateness of the classification of its investments at the end of each reporting period. The Company has determined that its debt securities should be classified as held-to-maturity as of September 30, 2015 and December 31, 2014. This classification was based upon management's determination that it has the positive intent and ability to hold the securities until their maturity dates, as the underlying cash invested in these securities is not required for current operations. Investments consist of short-term FDIC insured certificates of deposit, tri-party repurchase agreement (“repo”) collateralized by U.S. Treasuries and agencies, and corporate notes and bonds rated A and above carried at amortized cost using the effective interest method.

The following table summarizes information about short term investments at December 31, 2014 and September 30, 2015, respectively:

	Amortized Cost	Gross Unrealized (Losses)	Estimated Fair Value
December 31, 2014
Certificates of deposit, corporate notes and bonds	$10,698,982	$(2,209)	$10,696,773

September 30, 2015
Certificates of deposit, tri-party repurchase agreement, corporate notes and bonds	$6,742,987	$(2,814)	$6,740,173

As of September 30, 2015, the estimated fair value of the investments was less than the amortized cost. Because management has the positive intention and ability to hold the investments until their maturity dates, these unrealized losses were not recorded in the accompanying unaudited consolidated financial statements.

The maturities of held-to-maturity investments at September 30, 2015 were as follows:

	Less than 1 Year	Total
Certificates of deposit, tri-party repurchase agreement, corporate notes and bonds	$6,742,987	$6,742,987

3.

Investments

Investments in certain securities may be classified into three categories:

•

Held-to-maturity - Debt securities that the Company has the positive intent and ability to hold to maturity are reported at amortized cost.

•

Trading securities - Debt and equity securities that are bought and held principally for the purpose of selling in the near term are reported at fair value with unrealized gains and losses included in earnings.

•

Available-for-sale - Debt and equity securities not classified as either securities held-to-maturity or trading securities are reported at fair value with unrealized gains or losses excluded from earnings and reported as a separate component of stockholders' equity.

The Company reassesses the appropriateness of the classification of its investments at the end of each reporting period. The Company has determined that its debt securities should be classified as held-to-maturity as of December 31, 2014 and 2013. This classification was based upon management's determination that it has the positive intent and ability to hold the securities until their maturity dates, as the underlying cash invested in these securities is not required for current operations. Investments consist of short-term FDIC insured certificates of deposit, commercial paper rated A1/P1 or above and corporate notes and bonds rated A and above carried at amortized cost using the effective interest method.

The following summarizes information about short term investments at December 31, 2014 and 2013, respectively:

	Amortized Cost	Gross Unrealized (Losses)	Estimated Fair Value
2014
Certificates of deposit, commercial paper	$10,698,982	$(2,209)	$10,696,773

2013
Certificates of deposit, commercial paper	$17,297,165	$(16,493)	$17,280,672

As of December 31, 2014 and 2013, the estimated fair value of the investments was less than the amortized cost. Because management intends to hold the investments until their maturity dates, these unrealized losses were not recorded in the consolidated financial statements.

The maturities of held-to-maturity investments at December 31, 2014 and 2013, respectively were as follows:

	Less than 1 Year	Total
2014
Certificates of deposit, commercial paper	$10,698,982	$10,698,982

2013
Certificates of deposit, commercial paper	$17,297,165	$17,297,165